Operating, General And Administrative Expenses And Restructuring Costs	12 Months Ended
Aug. 31, 2020
Operating, General And Administrative Expenses And Restructuring Costs [Abstract]
Operating, General And Administrative Expenses And Restructuring Costs

23. OPERATING, GENERAL AND ADMINISTRATIVE EXPENSES AND RESTRUCTURING COSTS

	2020	2019
	$	$
Employee salaries and benefits(1)	657	663
Purchases of goods and services	2,373	2,514
	3,030	3,177
(1) For the year ended August 31, 2020, employee salaries and benefits include restructuring costs of $14 compared to a recovery of $9 in restructuring costs for the year ended August 31, 2019.